Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 99.0%
Debt Funds - 35.5%
iShares 10-20 Year Treasury Bond ETF	10,019	$1,348,658
iShares 1-5 Year Investment Grade Corporate Bond ETF	46,271	2,393,136
iShares Core Total USD Bond Market ETF	237,403	11,782,311
iShares Fallen Angels USD Bond ETF	76,009	2,110,010
iShares TIPS Bond ETF	14,628	1,822,210
iShares U.S. Treasury Bond ETF	251,696	6,269,747
Total Debt Funds		25,726,072
Equity Funds - 63.5%
iShares Core S&P 500 ETF	30,337	13,763,593
iShares Core S&P Small-Cap ETF	17,514	1,889,410
iShares ESG Aware MSCI USA ETF	117,268	11,885,112
iShares Global Tech ETF	20,145	1,168,611
iShares MSCI EAFE Growth ETF	28,118	2,706,920
iShares MSCI EAFE Value ETF	105,449	5,299,867
iShares MSCI USA Min Vol Factor ETF	14,563	1,129,652
iShares MSCI USA Value Factor ETF	10,752	1,124,337
iShares U.S. Energy ETF	122,631	5,018,060
iShares, Inc., iShares ESG Aware MSCI EM ETF	56,586	2,078,404
Total Equity Funds		46,063,966
Total Exchange Traded Funds (Cost - $61,151,186)		71,790,038
Short-Term Investments - 0.7%
Money Market Funds - 0.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a) (Cost - $540,553)	540,553	540,553
Total Investments - 99.7%
(Cost - $61,691,739)		$72,330,591
Other Assets Less Liabilities - Net 0.3%		192,578
Total Net Assets - 100.0%		$72,523,169

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security